Expenses Associated With Long-Duration Insurance Products - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long Duration Insurance Products [Line Items]
Percent of consolidated premiums and services revenues related to long-duration insurance products	2.00%
Future policy benefits payable	$ 2,207	$ 1,858
Benefit expense with future policy benefits payable	354	136	114
Charge related to closed block of long-term care policies	243	29
Amortization of deferred acquisition costs	55	44	34
Adjustment to future policy benefits assuming unrealized gains on investments realized and reinvested at current yields		119
Increase in future policy benefits payable	350
Increase in reinsurance recoverable	107
Deferred acquisition costs associated with our individual major medical policies	66	62
100% Coinsurance Agreements
Long Duration Insurance Products [Line Items]
Future policy benefits payable	215	220
Percentage of coinsurance agreement	100.00%	100.00%
Closed Block Long Term Care Policies
Long Duration Insurance Products [Line Items]
Future policy benefits payable	1,400	1,100
Individual Major Medical Policies
Long Duration Insurance Products [Line Items]
Future policy benefits payable	$ 327	$ 282